Document and Entity Information	Jul. 10, 2024
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001084048
Document Type	8-K
Document Period End Date	Jul. 10, 2024
Entity Registrant Name	Ziff Davis, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	0-25965
Entity Tax Identification Number	47-1053457
Entity Address, Address Line One	114 5th Avenue
Entity Address, Address Line Two	15th Floor New York
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10011
City Area Code	(212)
Local Phone Number	503-3500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ZD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false